Loans Receivable, Net	12 Months Ended
Dec. 31, 2021
Restricted Net Assets
Loans Receivable, Net

10. Loans Receivable, Net

Loans receivable as of December 31, 2020 and 2021 consist of the following:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Loans receivable:
-Within credit term	261,434	536,758	84,229
-Past due	163,376	152,934	23,999
Total loans receivable	424,810	689,692	108,228
Allowance for credit losses	(5,863)	(93,926)	(14,739)
Loans receivable, net	418,947	595,766	93,489

The loan interest rates range between 4% and 17% for the years ended December 31, 2020 and 2021. Majority of loans were short-term loans and recorded within loans receivables, net, and long-term loans of RMB66.1 million were recorded in other non-current assets as of December 31, 2021. RMB370.4 million and RMB620.8 million of the balance is secured by collateral as of December 31, 2020 and 2021, respectively. The Group also purchased past due loans from third parties with the amount of RMB103.7 million and RMB77.5 million for the years ended December 31, 2020 and 2021, respectively. The purchased past due loans of RMB96.4 million and RMB58.5 million were collected or transferred to other investors, for the years ended December 31, 2020 and 2021, respectively.

The following table presents the activity in the allowance for loan losses as of and for the years ended December 31, 2020 and 2021.

	(Amount in Thousands)
	RMB	US$
Loans receivable—January 1 2020	5,147	808
Provisions	9,195	1,443
Reversal of allowance provided	(5,147)	(808)
Write off	(3,332)	(523)
Loans receivable—December 31, 2020	5,863	920
Provisions	99,057	15,544
Reversal of allowance provided	(5,863)	(920)
Write off	(5,131)	(805)
Loans receivable—December 31, 2021	93,926	14,739